Liberty Floating
                               Rate Advantage Fund

                                Semiannual Report
                                February 28, 2002


                       Less mail can be in your future...
                               Liberty eDelivery.

For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

                                Liberty Floating
                               Rate Advantage Fund

                                Semiannual Report
                                February 28, 2002


                       Less mail can be in your future...
                               Liberty eDelivery.

              To sign up for eDelivery, go to www.icsdelivery.com

President's Message

[PHOTO]

Dear Shareholder:

The events of September 11 cast a negative pall over the financial markets during the six months ended February 28, 2002. In the fixed-income markets, high-quality bonds held up relatively well during the early months of the period, but leadership rotated to lower quality issues as interest rates began to creep up and investors began to anticipate a strengthening economy. Performance of the syndicated loan market continued to sag as the Federal Reserve Board lowered short-term interest rates to 1.75% -- the lowest point in 40 years. However, by the end of the period there were signs that the Fed's aggressive monetary policy was beginning to pay off. The U.S. economy returned to positive growth and the outlook for our markets appeared to improve.

As credit and market conditions change, the management team of the Liberty Floating Rate Advantage Fund continues to focus on capital preservation and management of credit risk. Your fund's managers execute this inherently defensive strategy by identifying critical differences between individual loans, thus making credit risk more visible and measurable. The managers' support team of 17 bank loan professionals follows strict guidelines designed to uphold their fundamental approach to research.

As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial Corporation was completed in November 2001. I would like to assure you that this transaction has had no impact on your investment. Although the ownership of the fund's investment advisor has changed, the fund continues to be guided by the same investment principles and the same portfolio managers that attracted you to the fund in the first place. In the following pages, your portfolio managers discuss specific market factors and the performance of the fund in greater detail.

Sincerely,


/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

Meet the president

Keith T. Banks is chief investment officer and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated.

Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US equity research and global head of research.

Net asset value per share as of 2/28/02 ($)

   Class A                    11.27
   Class B                    11.27
   Class C                    11.27
   Class Z                    11.27

Distributions declared per share 9/01/01-2/28/02 ($)

   Class A                    0.419
   Class B                    0.400
   Class C                    0.391
   Class Z                    0.439

 ---------------------------
 Not FDIC  May Lose Value
           -----------------
 Insured   No Bank Guarantee
 ---------------------------

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Performance Information -- Liberty Floating Rate Advantage Fund

Value of a $10,000 investment
1/13/00 - 2/28/02

Performance of a $10,000 investment
1/13/00--2/28/02 ($)

                                                     without              with
                                                      sales               sales
                                                     charge               charge
--------------------------------------------------------------------------------
Class A                                              11,273               10,878
--------------------------------------------------------------------------------
Class B                                              11,196               11,008
--------------------------------------------------------------------------------
Class C                                              11,162               11,162
--------------------------------------------------------------------------------
Class Z                                              11,353               n/a

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                         2/2002
                                                         ------
Class A shares without sales charge                     $11,273

Class A shares with sales charge                        $10,878

CSFB Leveraged Loan Index                               $10,684


plot points:

                         Class A shares   Class A shares         CSFB
                          with sales       without sales       Leveraged
                             charge           charge           Loan Index
                         --------------   --------------      -----------
                                            $10,000.00         $9,650.00
01/13/2000 - 01/31/2000    $10,050.00        $9,698.25        $10,000.00
02/01/2000 - 02/29/2000    $10,141.46        $9,786.50        $10,033.00
03/01/2000 - 03/31/2000    $10,150.58        $9,795.31         $9,953.74
04/01/2000 - 04/30/2000    $10,210.47        $9,853.10         $9,989.57
05/01/2000 - 05/31/2000    $10,315.64        $9,954.59        $10,073.49
06/01/2000 - 06/30/2000    $10,419.83       $10,055.13        $10,134.93
07/01/2000 - 07/31/2000    $10,520.90       $10,152.67        $10,207.90
08/01/2000 - 08/31/2000    $10,604.01       $10,232.87        $10,259.97
09/01/2000 - 09/30/2000    $10,696.27       $10,321.90        $10,292.80
10/01/2000 - 10/31/2000    $10,777.56       $10,400.35        $10,297.94
11/01/2000 - 11/30/2000    $10,820.67       $10,441.95        $10,320.60
12/01/2000 - 12/31/2000    $10,895.33       $10,514.00        $10,392.84
01/01/2001 - 01/31/2001    $10,997.75       $10,612.83        $10,455.20
02/01/2001 - 02/28/2001    $11,049.44       $10,662.71        $10,545.12
03/01/2001 - 03/31/2001    $11,019.61       $10,633.92        $10,557.77
04/01/2001 - 04/30/2001    $10,914.92       $10,532.90        $10,513.43
05/01/2001 - 05/31/2001    $11,027.34       $10,641.39        $10,638.54
06/01/2001 - 06/30/2001    $11,040.58       $10,654.16        $10,651.30
07/01/2001 - 07/31/2001    $11,176.37       $10,785.20        $10,677.93
08/01/2001 - 08/31/2001    $11,316.08       $10,920.02        $10,763.35
09/01/2001 - 09/30/2001    $11,128.23       $10,738.74        $10,557.77
10/01/2001 - 10/31/2001    $10,873.40       $10,492.83        $10,392.02
11/01/2001 - 11/30/2001    $11,007.14       $10,621.89        $10,556.21
12/01/2001 - 12/31/2001    $11,175.55       $10,784.40        $10,666.00
01/01/2002 - 01/31/2002    $11,344.30       $10,947.25        $10,724.66
02/01/2002 - 02/28/2002    $11,273.00       $10,878.00        $10,684.00



Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index. Securities in the fund may not match those in the index. Index performance is from 1/31/00.

Average annual total return as of 2/28/02 (%)

Share class                        A                          B                           C                     Z
Inception                       1/13/00                    1/13/00                     1/13/00               1/13/00
-----------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales        sales          sales        sales          sales         sales          sales
                        charge        charge        charge        charge        charge         charge        charge
-----------------------------------------------------------------------------------------------------------------------
6 months (cumulative)    -0.38         -3.87         -0.55         -3.67         -0.63          -1.59         -0.21
1-year                    2.01         -1.56          1.75         -1.31          1.68           0.73          2.37
Life                      5.80          4.04          5.46          4.62          5.31           5.31          6.15

Average annual total return as of 12/31/01 (%)

Share class                        A                          B                           C                     Z
-----------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales        sales          sales        sales          sales         sales          sales
                        charge        charge        charge        charge        charge         charge        charge
-----------------------------------------------------------------------------------------------------------------------
6 months (cumulative)     1.21         -2.33          1.12         -2.04          1.13           0.16          1.48
1-year                    2.55         -1.04          2.37         -0.70          2.21           1.27          3.00
Life                      5.81          3.91          5.47          4.10          5.32           5.32          6.16

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% sales charge for class A shares; the appropriate class B shares early withdrawal charge (EWC) for the holding period after purchase as follows: first year - 3.25%, second year - 3.00%, third year - 2.00%, fourth year - 1.50%, fifth year - 1.00%, thereafter - 0%; and the class C shares EWC of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Portfolio Managers' Report

30-day SEC yield as of 2/28/02 (%)

                                                                       After
                                                                   reimbursement

Class A                                                                7.31
Class B                                                                7.21
Class C                                                                7.06
Class Z                                                                7.92

The 30-day SEC yield reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 6.98% for class A shares, 6.87% for class B shares, 6.72% for class C shares and 7.58% for class Z shares.

Top 10 issuers as of 2/28/02 (%)

Vought Aircraft Industries                                                   2.3
Mission Energy Holdings                                                      2.3
Washington Group International                                               2.2
United Artists Theatre                                                       2.0
Allied Waste North America                                                   1.8
Charter Communications
  Operating LLC                                                              1.8
Nextel Finance Company                                                       1.7
Ventas Realty Limited Partnership                                            1.6
Corrections Corporation
  of America                                                                 1.6
Western Resources                                                            1.5

Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.

6 months return as of 2/28/02 (%)

Liberty Floating Rate Advantage Fund,
  Class A without sales charge                                             -0.38
Lipper Loan Participation
  Average                                                                  -0.95
CSFB Leveraged Loan Index                                                  -0.74

In an environment that was difficult for all segments of the capital markets that are driven by credit quality, class A shares of Liberty Floating Rate Advantage Fund returned negative 0.38% without a sales charge for the six months ended February 28, 2002. That was slightly better than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was negative 0.74% for the period. The fund also slightly outperformed its peers, as indicated by a 6-month return of negative 0.95% for the Lipper Loan Participation Funds Average.(1)

The fund's outperformance was largely the result of its early exit from some of the more at-risk emerging telecommunications companies. Our continued focus on value-enhancing opportunities and broad portfolio diversification also benefited the fund.

Lower interest rates, higher defaults and 9/11 hurt results

Economic contraction, falling interest rates and rising defaults created a challenging environment for the bank loan market, which was worsened by the terrorist attacks on September 11. Loan market performance seesawed during the period: September and October were weak. Then, as the high-yield bond market recovered in November and December, some borrowers were able to issue high-yield bonds to repay their bank loans. That drove loan prices higher in the secondary market while activity in the primary loan market was relatively quiet as lenders reassessed the market post 9/11. Favorable market trends continued in January, but the market turned skittish again in February, the result of high-profile defaults, such as Global Crossing Holdings (0.1% of net assets).(2)

The events of September 11 had a negative impact on the fund's performance. The fund's holdings in the lodging and commercial aircraft manufacturing industries were hurt most by the terrorist attacks, including Wyndham International, Inc. (1.2% of net assets) and Vought Aircraft Industries (2.3% of net assets). Both loans have since recouped some of their value. In addition, lower short-term interest rates caused a dramatic reduction in the income produced by the fund's underlying loans and a rising default rate reduced secondary loan prices.

-------------
(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

(2)   Holdings are disclosed as of February 28, 2002, and are subject to change.

Basic strategy unchanged

Following September 11, we anticipated large price declines and sought to create liquidity in the portfolio by becoming net sellers. Once prices began to erode dramatically, we stopped selling and rode out the decline. Overall, however, we did not change our investing strategy despite the period's dramatic events.

We maintained our exposure to economically-sensitive industries such as auto suppliers, chemical, and steel, despite downward pressure on prices of loans in these sectors. We believe that the market has oversold these industries and as the economy improves, we believe they represent the best upside opportunity. We also increased our industry exposure to more stable sectors, such as pharmaceuticals, health care and defense.

We continued to seek opportunities that could enhance value. Our emphasis on securities that are trading at a discount to their intrinsic value led to opportunities in the transportation, textile, rail and shipping, and movies and entertainment industries. Our investment in theater-related securities, in particular, aided performance as the result of rapid consolidation and balance-sheet restructuring in the industry, coupled with a much-improved box office.

Outlook improving

Although we do not expect a quick, dramatic improvement in the loan market, we are cautiously positive as we look forward. We believe an economic recovery could be underway in the second half of 2002 and into 2003 and expect defaults to begin to decline later this year. Better visibility on the economy's prospects should benefit the loan market. And as the Federal Reserve's monetary policy eventually tilts to higher rates, we expect coupon rates of loans to increase, with the potential to improve fund total returns.


/s/ Brian Good                                /s/ Jim Fellows

Brian Good                                    Jim Fellows

Brian Good and Jim Fellows, senior vice presidents of Stein Roe & Farnham Incorporated, have been portfolio managers of the Liberty Floating Rate Advantage Fund since its inception.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Portfolio quality breakdown
as of 2/28/02 (dollar-weighted %)

              Baa2:                    0.2
              Baa3:                    0.3
              Ba1:                     3.2
              Ba2:                    10.2
              Ba3:                    23.2
              B1:                     24.1
              B2:                     11.1
              B3:                      6.6
              Caa1:                    4.2
              Caa2:                    2.3
              Non-rated:               7.0
              Withdrawn:               2.4
              Other:                   5.1

Quality breakdowns are calculated as a percentage of total investments. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain these quality breakdowns in the future.

Source: Moody's Credit Ratings

Top 5 sectors as of 2/28/02 (%)

     Diversified manufacturing                          6.7

     Aerospace/defense                                  6.0

     Wireless telecommunication                         5.9

     Telecommunication Services                         5.7

     Food manufacturer                                  5.5

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.

Just like any other investment, floating rate loan investments present some financial risks. Defaults on the loans in the portfolio could reduce the fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund managers have to replace the loan with a lower-yielding security, which could affect the valuation of the portfolio's holdings.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio. The use of leverage for investment purposes creates opportunities for greater return, but at the same time involves certain risks, such as volatility of the NAV of the fund's shares and the nonpayment of dividends.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

Investment Portfolio

February 28, 2002 (Unaudited)

Variable Rate Senior Loan
Interests(a) - 121.6%                                      Par         Value
----------------------------------------------------------------------------
Aerospace/Defense - 6.0%
Alliant Techsystems, Inc.,
   Term Loan B                           04/20/09   $  726,661   $   736,015
Decrane Aircraft Holdings, Inc.:
   Term Loan B                           09/30/05      979,812       915,515
   Term Loan D                           12/17/06    1,231,183     1,205,768
DRS Technologies,
   Term Loan                             09/30/08      997,500     1,008,368
Titan Corp.:
   Term Loan B                           02/23/07    1,481,156     1,481,806
   Term Loan C                           02/23/07      982,500       984,131
United Defense Industries,
   Term Loan B                           08/13/09    1,780,510     1,791,049
Veridian Corp.,
   Term Loan                             09/14/06      975,051       974,632
Vought Aircraft Industries, Inc.:
   Term Loan A                           06/30/06    1,376,812     1,308,535
   Term Loan B                           06/30/07    1,449,925     1,395,522
   Term Loan C                           06/30/08    2,010,440     1,933,607
   Term Loan X                           12/31/06    1,083,333     1,034,567
                                                                 -----------
                                                                  14,769,515
                                                                 -----------

Auto Parts - 3.5%
142466 Ontario Limited,
   Term Loan B                           08/10/07    2,449,278     2,297,101
J.L. French Automotive Castings, Inc.,
   Term Loan B                           10/21/06    2,181,563     1,794,278
Meridian Automotive Systems, Inc., (b)
   Term Loan B                           03/31/07      999,242       750,106
Metaldyne Co., LLC,
   Term Loan B                           11/28/08    2,966,810     2,820,564
Venture Holding Co., LLC,
   Term Loan B                           04/01/05      992,366       920,822
                                                                 -----------
                                                                   8,582,871
                                                                 -----------

Broadcasting - 3.4%
Gray Communications Systems,
   Term Loan                             09/30/09    2,000,000     2,017,956
Quorum Broadcasting Co., Inc.,
   Term Loan B                           09/30/07    2,059,055     1,842,854
Sinclair Broadcast Group, Inc.,
   Incremental Term Loan                 09/30/09    2,000,000     2,020,071
UPC Financing Partnership,
   Term Loan C2                          03/31/09    3,000,000     2,488,802
                                                                 -----------
                                                                   8,369,683
                                                                 -----------
Building Products - 0.6%
Tapco International Corp.:
   Term Loan B                           06/23/07      867,904       846,212
   Term Loan C                           06/23/08      620,645       605,132
                                                                 -----------
                                                                   1,451,344
                                                                 -----------
Business Services - 0.8%
Encompass Services Corp.,
   Term Loan C                           05/10/07      491,250       356,529
NATG Holdings, LLC, (b)
   Term Loan C                           06/30/07      985,000       591,442
Transaction Network Services, Inc.,
   Term Loan B                           04/03/07      910,515       911,285
                                                                 -----------
                                                                   1,859,256
                                                                 -----------

Cable - 4.9%
Century Cable Holdings, LLC,
   Term Loan                             06/30/09    2,500,000     2,474,549
Charter Communications Operating, LLC,
   Incremental
   Term Loan                             09/18/08    4,500,000     4,370,812
Olympus Cable Holdings, LLC,
   Term Loan A                           06/30/10    3,000,000     2,923,262
RCN Corp.,
   Term Loan B                           06/03/07    3,000,000     2,106,759
                                                                 -----------
                                                                  11,875,382
                                                                 -----------

Casinos/Gambling - 2.9%
Aladdin Gaming, LLC: (c)
   Term Loan A                           02/26/05    4,000,000     2,780,000
   Term Loan B                           08/26/06    1,250,000       877,500
Alliance Gaming Corp.,
   Term Loan                             12/31/06    2,500,000     2,524,586
Ameristar Casinos, Inc.:
   Term Loan B                           12/20/06      477,526       482,687
   Term Loan C                           12/20/07      409,308       413,732
                                                                 -----------
                                                                   7,078,505
                                                                 -----------
Chemicals - 5.4%
Hercules, Inc.,
   Term Loan D                           11/15/05    1,980,000     1,984,838
Huntsman Corp.:
   Term Loan B                           06/30/04    2,368,918     1,566,457
   Term Loan C                           12/31/05    2,131,082     1,409,186
Huntsman International, LLC,
   Term Loan B                           06/30/07    1,624,653     1,585,214
ISP Technologies,
   Term Loan                             06/27/08    2,493,750     2,497,216
Messer Greisheim Industries:
   Term Loan B                           04/27/09      526,219       534,721
   Term Loan C                           04/27/10      973,781       981,856
Noveon, Inc.:
   Revolver                              03/31/07           --         1,958
   Term Loan A                           03/31/07      596,250       594,130
   Term Loan B                           09/30/08    1,990,000     1,995,671
                                                                 -----------
                                                                  13,151,247
                                                                 -----------
See notes to investment portfolio.

February 28, 2002 (Unaudited)

Variable Rate Senior Loan
Interests(a) - (continued)                                 Par         Value
----------------------------------------------------------------------------
Consumer Services - 0.7%
Alderwoods Group, Inc.,
   Note 2 Year                           01/02/04   $   79,369   $    79,766
   Note 5 Year                           01/02/07      400,054       402,054
   Note 7 Year                           01/02/09      528,068       559,752
Jostens, Inc.,
   Term Loan A                           05/31/06      721,245       705,769
Loewen Group International, Inc., (c)
   Revolver                              06/18/02       72,883        72,883
                                                                 -----------
                                                                   1,820,224
                                                                 -----------

Consumer Specialties - 3.5%
American Greetings Corp.,
   Term Loan                             06/15/06    1,492,500     1,500,985
AMF Group, Inc.:
   Axel A                                03/31/03    1,148,398     1,105,333
   Axel B                                03/31/04      834,736       803,434
Church & Dwight Co., Inc.,
   Term Loan B                           09/30/07    1,000,000     1,011,558
Mary Kay Corp.,
   Term Loan B                           10/03/07    3,000,000     3,005,717
Weight Watchers International, Inc.,
   Term Loan A                           09/30/05    1,161,991     1,156,930
                                                                 -----------
                                                                   8,583,957
                                                                 -----------

Containers/Packaging - 3.5%
Gaylord Container Corp.,
   Term Loan                             06/19/04    1,358,782     1,354,105
Pliant Corp.,
   Term Loan B                           05/31/08    2,455,357     2,437,301
Riverwood International Corp.:
   Revolver                              12/31/06      229,167       231,273
   Term Loan                             12/31/06    2,500,000     2,515,577
U.S. Can Co.,
   Term Loan B                           10/04/08    2,482,639     2,066,871
                                                                 -----------
                                                                   8,605,127
                                                                 -----------

Diversified Commercial Services - 0.9%
Outsourcing Solutions, Inc.,
   Term Loan B                           06/10/06    2,443,750     2,278,024
                                                                 -----------

Diversified Manufacturing - 6.7%
Concentra Managed Care, Inc.,
   Term Loan B                           06/30/06    1,319,797     1,323,931
   Term Loan C                           06/30/07      659,898       661,965
Enersys, Inc.,
   Term Loan B                           11/09/08      990,000       981,040
Gentek, Inc.,
   Term Loan C                           10/31/07    2,466,269     1,739,187
HQ Global,
   Term Loan B                           11/06/05    1,849,805     1,398,232
Jason, Inc.,
   Term Loan B                           06/30/07    2,469,925     2,285,218
MTD Products, Inc.,
   Term Loan B                           06/14/07    1,842,342     1,819,346
Polymer Group, Inc.,
   Term Loan B                           12/20/05    1,983,607     1,802,417
Polypore, Inc.,
   Term Loan C                           12/31/07    2,500,000     2,500,000
Relizon Co.,
   Term Loan B                           12/31/07    2,000,000     1,903,793
                                                                 -----------
                                                                  16,415,129
                                                                 -----------

Electric Utilities - 5.4%
AES EDS Funding, LLC,
   Term Loan                             10/06/03    1,300,000     1,105,377
Knowles Electronics, Inc.,
   Term Loan B2                          06/29/07      987,469       945,736
Manufacturer's Services, Ltd., (b)
   Term Loan                             09/30/05    1,975,000     1,981,858
Mission Energy Holdings Co.:
   Term Loan A                           07/02/06    1,428,571     1,449,975
   Term Loan B                           07/02/06    4,071,429     4,142,608
Western Resources, Inc.,
   Term Loan                             03/17/03    3,655,829     3,667,999
                                                                 -----------
                                                                  13,293,553
                                                                 -----------

Electronic Components - 1.9%
Seagate Technology Holdings, Inc.,
   US Term B                             11/22/06    2,475,000     2,489,316
Viasystems, Inc.:
   Term Loan B                           03/31/07    1,360,836     1,068,240
   Term Loan B Chips                     03/31/07    1,374,582     1,079,058
                                                                 -----------
                                                                   4,636,614
                                                                 -----------

Engineering & Construction - 2.7%
URS Corp.:
   Term Loan B                           06/09/06      625,000       605,470
   Term Loan C                           06/09/07      625,000       605,470
Washington Group International,
   Revolver B                            07/23/04    5,500,000     5,489,062
                                                                 -----------
                                                                   6,700,002
                                                                 -----------

Environmental Services - 3.1%
Allied Waste North America, Inc.:
   Term Loan B                           07/21/06    2,062,034     2,056,663
   Term Loan C                           07/21/07    2,474,441     2,467,982
Environmental Systems Products Holdings,
   Tranche 1                             12/31/04    1,874,749     1,654,388
Synagro Technologies, Inc.,
   Term Loan B                           07/27/06    1,325,545     1,304,658
                                                                 -----------
                                                                   7,483,691
                                                                 -----------

See notes to investment portfolio.

February 28, 2002 (Unaudited)

Variable Rate Senior Loan
Interests(a) - (continued)                                 Par         Value
----------------------------------------------------------------------------
Farming/Agriculture - 2.6%
Hines Nurseries, Inc.,
   Term Loan B                           02/28/05   $2,483,278   $ 2,433,620
Scotts Company,
   Term Loan B                           12/31/07      997,115     1,002,845
United Industries Corp.,
   Term Loan B                           01/20/06    2,989,717     2,980,903
                                                                 -----------
                                                                   6,417,368
                                                                 -----------

Finance Companies - 0.2%
Finova Capital Corp.,
   Note                                  05/15/09    1,490,000       528,950
                                                                 -----------

Food Chains - 0.3%
Big V Supermarkets, Inc., (c)
   Term Loan C                           11/10/03      850,508       701,478
                                                                 -----------

Food Manufacturer - 5.5%
American Seafoods Group, LLC,
   Term Loan B                           12/31/05    1,959,950     1,961,702
Commonwealth Brands, Inc.,
   Term Loan                             12/31/04    2,642,699     2,661,871
CP Kelco US, Inc.:
   Term Loan B                           03/31/08    2,469,074     2,334,132
   Term Loan C                           09/30/08      825,093       779,998
Del Monte Corp.,
   Term Loan                             03/31/08      496,250       502,457
Merisant Co.,
   Term Loan B                           03/31/07    2,132,958     2,145,025
Michael Foods, Inc.,
   Term Loan B                           04/10/08      940,126       950,857
New World Pasta Co.,
   Term Loan B                           01/28/06    2,060,250     2,057,735
                                                                 -----------
                                                                  13,393,777
                                                                 -----------

Healthcare Services - 3.6%
Advanced Paradigm,
   Term Loan B                           10/02/07      566,877       572,977
Genesis Health Ventures, Inc.,
   Delayed Term B                        03/31/07      438,356       440,472
   Term Loan B                           03/31/07    1,557,740     1,566,187
Insight Health:
   Delayed Draw
     Term Loan                           10/17/08           --         8,233
   Term Loan B                           10/17/08    1,496,250     1,511,791
Sun Healthcare Group: (c)
   Revolver                              11/12/03    6,777,943     1,677,130
   Term Loan A                           11/12/03      324,271        80,257
   Term Loan B                           11/12/04      561,352       138,935
   Term Loan C                           11/12/05      561,352       138,935
Team Health, Inc.,
   Term Loan B                           03/12/05    1,958,885     1,969,407
Vicar Operating, Inc.,
   Term Loan B                           09/20/08      590,571       617,235
                                                                 -----------
                                                                   8,721,559
                                                                 -----------
Housewares - 0.0%
Libbey Glass, Inc.,
   Term Loan                             11/15/08           --         1,286
                                                                 -----------


Hospital Management - 1.7%
Community Health Systems:
   Term Loan D                           12/31/05    1,288,675     1,294,345
   Term Loan B                           12/31/03      944,792       955,171
Iasis Healthcare Corp.,
   Incremental
   Tranche B                             07/30/03    2,000,000     1,963,233
                                                                 -----------
                                                                   4,212,749
                                                                 -----------

Hotels/Resorts - 2.6%
Extended Stay America, Inc.,
   Term Loan B                           01/15/08    1,500,000     1,510,026
Sunburst Hospitality,
   Tranche 2                             01/04/03    2,086,901     2,048,877
Wyndham International, Inc.:
   IRL                                   06/30/04      741,752       672,371
   Term Loan                             06/30/06    2,469,518     2,228,315
                                                                 -----------
                                                                   6,459,589
                                                                 -----------

Industrial Machinery/Components - 0.5%
Terex Corp.,
   Term Loan B                           03/06/05      383,215       384,806
   Term Loan C                           03/06/06      792,917       795,969
                                                                 -----------
                                                                   1,180,775
                                                                 -----------

Insurance Brokers/Service - 1.2%
Conseco, Inc.,
   Term Loan                             09/30/03    3,484,789     2,933,490
                                                                 -----------

Media Conglomerates - 0.6%
Bridge Information Systems: (c)
   Revolver                              07/07/03    1,190,284       485,041
   Term Loan A                           07/07/03      478,043       194,803
   Term Loan B                           05/29/05    2,079,544       847,414
                                                                 -----------
                                                                   1,527,258
                                                                 -----------

See notes to investment portfolio.

February 28, 2002 (Unaudited)

Variable Rate Senior Loan
Interests(a) - (continued)                                 Par         Value
----------------------------------------------------------------------------
Medical Specialties - 0.8%
Dade Behring:
   Term Loan B                           06/30/06   $  481,983   $   483,332
   Term Loan C                           06/30/07    1,453,290     1,455,854
                                                                 -----------
                                                                   1,939,186
                                                                 -----------

Metal Fabrications - 1.8%
Mueller Group, Inc.,
   Term Loan B                           08/16/06    1,246,803     1,247,975
   Term Loan C                           08/16/07    1,246,803     1,247,959
OM Group, Inc.,
   Term Loan B                           04/01/07    1,994,991     2,004,842
                                                                 -----------
                                                                   4,500,776
                                                                 -----------

Metals/Mining - 1.8%
Copperweld Corp.,
   Term Loan                             03/18/02      500,000       504,644
Dressers, Inc.,
   Term Loan B                           04/10/09      990,013       997,587
LTV Corp.,
   DIP                                   06/30/02      813,658       781,111
Stillwater Mining Co.,
   Term Loan B                           12/31/07    1,985,000     1,986,557
                                                                 -----------
                                                                   4,269,899
                                                                 -----------

Movies/Entertainment - 4.4%
Loews Cineplex Entertainment: (c)
   DIP Revolver                          03/31/02      208,472       207,952
   Revolver A                            05/14/03    1,728,369     1,626,828
Metro-Goldwyn-Mayer Studios, Inc.,
   Term Loan B                           03/31/06    1,990,000     1,985,686
Regal Cinemas, Inc.,
   Term Loan B                           12/31/07    1,250,000     1,266,320
United Artists Theatre Co.,
   Term Loan                             01/24/05    4,909,385     4,904,050
Washington Football, Inc.,
   Term Loan                             07/14/04      677,083       679,081
                                                                 -----------
                                                                  10,669,917
                                                                 -----------

Office Supplies - 0.1%
Mail-Well I Corp.,
   Revolver                              02/22/06      328,826       307,996
                                                                 -----------

Oil Refining/Marketing - 2.4%
Ocean Rig Norway As,
   Term Loan                             06/30/06    2,985,000     2,751,458
Port Arthur Finance Corp.,
   Term Loan B                           01/15/07    3,024,155     3,028,701
                                                                 -----------
                                                                   5,780,159
                                                                 -----------
Paper - 3.1%
Appleton Papers, Inc.,
   Term Loan B                           11/08/06    1,386,800     1,423,957
Grant Forest Products, Inc.,
   Term Loan B                           10/12/08    2,780,000     2,764,171
Norske Skog Canada Ltd.,
   Term Loan B                           08/14/07      995,000     1,004,627
Port Townsend Paper Corp.,
   Term Loan B                           03/16/07    1,878,881     1,836,708
Potlatch Corp.,
   Term Loan B                           06/29/05      497,500       499,473
                                                                 -----------
                                                                   7,528,936
                                                                 -----------

Pharmaceuticals - 2.5%
Alpharma Operating Corp.,
   Term Loan B                           10/05/08    3,120,833     3,113,778
Medpointe, Inc.,
   Term Loan B                           09/30/08    2,992,500     2,988,256
                                                                 -----------
                                                                   6,102,034
                                                                 -----------

Printing/Publishing - 2.2%
Canwest Media, Inc.:
   Term Loan B2                          05/15/08    1,209,461     1,222,996
   Term Loan C2                          05/15/09      755,614       764,070
Muzak, LLC, (b)
   Term Loan B                           12/31/06    2,462,446     2,441,241
Weekly Reader Inc.,
   Term Loan B                           11/17/06      979,950       945,203
                                                                 -----------
                                                                   5,373,510
                                                                 -----------

Rail/Shipping - 3.1%
American Commercial Lines:
   Term Loan B                           06/30/06    1,159,357     1,066,158
   Term Loan C                           06/30/07    1,364,143     1,254,483
Helm Holding Corp., (b)
   Term Loan B                           10/18/06    2,570,000     2,521,011
Kansas City Southern Railway Co.,
   Term Loan B                           12/29/06      990,000       995,980
Railamerica Transportation Corp.:
   Term Loan B                           12/31/06      859,834       863,511
   Term Loan C                           12/31/06    1,000,000     1,008,660
                                                                 -----------
                                                                   7,709,803
                                                                 -----------

Real Estate Investment Trusts - 3.2%
Corrections Corp. of America:
   Term Loan B                           12/31/02      878,115       876,457
   Term Loan C                           12/31/02    3,080,687     3,074,878
Ventas Realty,
   Term Loan C                           12/31/07    4,005,731     4,007,432
                                                                 -----------
                                                                   7,958,767
                                                                 -----------

See notes to investment portfolio.

February 28, 2002 (Unaudited)

Variable Rate Senior Loan
Interests(a) - (continued)                                 Par         Value
----------------------------------------------------------------------------
Rental/Leasing Companies - 0.5%
NationsRent, Inc.,
   Term Loan B                           07/20/06   $1,996,790   $ 1,155,649
                                                                 -----------

Retail Stores - 1.2%
Rite Aid Corp.,
   Term Loan A                           06/27/05    2,000,000     1,938,339
Shoppers Drug Mart Corp.:
   Term Loan C                           02/04/08      484,978       487,906
   Term Loan E                           02/04/09      484,978       487,906
                                                                 -----------
                                                                   2,914,151
                                                                 -----------

Semiconductors - 0.3%
ON Semiconductor Components Industries, LLC:
   Term Loan B                           08/04/06      239,512       180,479
   Term Loan C                           08/04/07      257,988       194,401
   Term Loan D                           08/04/07      497,500       374,904
                                                                 -----------
                                                                     749,784
                                                                 -----------

Steel/Iron Ore - 1.0%
Ispat Inland LP.
   Term Loan B                           07/16/05    1,228,368       726,632
   Term Loan C                           07/16/06    1,228,368       726,632
UCAR Finance, Inc.,
   Term Loan B                           12/31/07      892,376       889,784
                                                                 -----------
                                                                   2,343,048
                                                                 -----------

Telecommunication Services - 5.7%
Broadwing, Inc.,
   Term Loan B                           12/30/06    1,000,000       961,083
Cricket Communications, Inc., (b)
   Vendor Term Loan                      06/30/07    3,500,000     2,940,236
GT Group Telecom Services Corp., (b)
   Vendor (Lucent)2                      06/30/08    2,964,510     2,520,467
Microcell Connexions, Inc.,
   Term Loan F                           02/22/07    2,000,000     1,699,972
Time Warner Telecom Holdings,
   Term Loan B                           03/31/08    1,500,000     1,412,302
TSI Telecommunication Services,
   Term Loan B                           12/31/06    2,000,000     1,885,000
Valor Telecommunications Enterprises, LCC,
   Term Loan B                           06/30/08    2,468,750     2,416,992
                                                                 -----------
                                                                  13,836,052
                                                                 -----------

Telecommunications Infrastructure/Equipment - 1.5%
Global Crossing Holdings, Inc., (c)
   Term Loan B                           06/30/06    1,494,545       309,063
Spectrasite Communications, Inc.,
   Term Loan B                           12/31/07    4,000,000     3,452,147
                                                                 -----------
                                                                   3,761,210
                                                                 -----------

Textiles - 2.1%
Springs Industries, Inc.,
   Term Loan B                           09/05/08    2,575,966     2,494,481
St. John's Knits,
   Term Loan B                           07/31/07    2,681,823     2,684,324
                                                                 -----------
                                                                   5,178,805
                                                                 -----------

Transportation - 3.3%
Evergreen International Aviation, Inc.
   Term Loan B1                          05/07/03    1,795,625     1,625,043
   Term Loan B2                          05/07/04      899,534       814,191
Great Lakes Transportation,
   Term Loan                             03/23/08      980,075       963,144
Motor Coach Industries International, Inc.,
   Term Loan                             06/16/06    2,899,087     2,428,008
Osh Kosh Truck Co.,
   Term Loan B                           01/31/07      987,500       996,809
Transportation Technologies Industries, Inc.,
   Term Loan B                           03/31/07    1,366,901     1,196,017
                                                                 -----------
                                                                   8,023,212
                                                                 -----------

Wireless Telecommunications - 5.9%
Centennial Cellular Operating Co., LLC,
   Term Loan C                           11/30/07      405,002       324,207
Centennial Puerto Rico Operations Corp.,
   Term Loan B                           05/31/07    1,077,236       862,343
Chicago 20MHz,
   Term Loan                             10/31/07    1,500,000     1,517,345
Nextel Finance Co., Inc.:
   Term Loan B                           06/30/08    1,250,000     1,046,304
   Term Loan C                           12/31/08    1,250,000     1,048,595
   Term Loan D                           03/31/09    2,500,000     2,067,278
Nextel Partners,
   Term Loan B                           01/29/08    3,500,000     3,115,000
Rural Cellular Corp.:
   Term Loan B                           10/03/08      199,603       182,317
   Term Loan C                           04/03/09      199,603       182,317
   Term Loan D                           10/03/09    1,684,778     1,541,635
Sygnet Wireless, Inc.,
   Term Loan C                           12/23/07    2,054,708     1,989,882
Ubiquitel Operating Co.,
   Term Loan B                           11/17/08      500,000       488,934
                                                                 -----------
                                                                  14,366,157
                                                                 -----------
Total Variable Rate Senior Loan Interests
(cost of $307,563,220)                                           297,501,454
                                                                 -----------

See notes to investment portfolio.

February 28, 2002 (Unaudited)

Common Stocks - 2.1%                                     Shares           Value
-------------------------------------------------------------------------------
Consumer Services - 0.3%
Alderwoods Group, Inc.                                   58,773    $    772,865
                                                                   ------------

Engineering & Construction - 1.8%
Washington Group International                          226,714       4,352,909
                                                                   ------------

Total Common Stocks
(cost of $750,172)                                                    5,125,774
                                                                   ------------

Short-Term
Obligations - 3.7%                                          Par
-------------------------------------------------------------------------------
BP Capital PLC,
   1.880%                                 03/01/02   $4,000,000       4,000,000
Goldman Sachs,
   1.870%                                 03/01/02    4,100,000       4,100,000
State Street Bank,
   0.750%                                 03/01/02    1,000,000       1,000,000

Total Short-Term Obligations
(cost of $9,100,000)                                                  9,100,000
                                                                   ------------

Total Investments - 127.4%                                          311,727,228
(cost of $317,413,392)(d)                                          ------------

Other Assets & Liabilities, Net - (27 4%)                           (67,150,684)
-------------------------------------------------------------------------------

Net Assets - 100.0%                                                $244,576,544
                                                                   ============

Notes to Investment Portfolio:

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(b) Represents fair value as determined in good faith under procedures approved by the Trustees.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) Cost for generally accepted accounting principles is $317,413,392. Cost for federal income tax purposes is $317,462,649. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

                       Acronym                 Name
                       -------                 ----
                         DIP           Debtor in Possession

                         IRL           Increasing Rate Loan

See notes to financial statements.

Statement of Assets and Liabilities

February 28, 2002 (Unaudited)

Assets:
Investments, at cost                                           $ 317,413,392
                                                               -------------
Investments, at value                                          $ 311,727,228
Cash                                                                 154,012
Receivable for:
   Investments sold                                                       68
   Fund shares sold                                                  568,777
   Interest and fees                                               2,306,105
   Expense reimbursement due from Advisor                             60,758
Deferred Trustees' compensation plan                                   1,435
Other assets                                                          91,119
                                                               -------------
     Total Assets                                                314,909,502
                                                               -------------
Liabilities:
Deferred facility fees                                               580,481
Payable for:
   Investments purchased                                              96,178
   Distributions                                                     413,714
   Management fee                                                    117,809
   Administration fee                                                 52,370
   Transfer agent fee                                                 39,735
   Bookkeeping fee                                                    10,088
   Trustees' fee                                                         148
Deferred Trustees' fee                                                 1,435
Other liabilities                                                     21,000
Notes payable                                                     69,000,000
                                                               -------------
     Total Liabilities                                            70,332,958
                                                               -------------
Net Assets                                                     $ 244,576,544
                                                               =============
Composition of Net Assets:
Paid-in capital                                                $ 260,916,102
Overdistributed net investment income                                (43,464)
Accumulated net realized loss                                    (10,609,930)
Net unrealized depreciation on investments                        (5,686,164)
                                                               -------------
Net Assets                                                     $ 244,576,544
                                                               =============
Class A:
Net assets                                                     $  95,762,497
Shares outstanding                                                 8,500,014
                                                               -------------
Net asset value and redemption
   price per share                                             $       11.27(a)
                                                               -------------
Maximum offering price per share
   ($11.27/0.9650)                                             $       11.68(b)
                                                               =============
Class B:
Net assets                                                     $  81,385,504
Shares outstanding                                                 7,223,898
                                                               -------------
Net asset value and offering price per share                   $       11.27(a)
                                                               =============
Class C:
Net assets                                                     $  64,562,781
Shares outstanding                                                 5,730,674
                                                               -------------
Net asset value and offering price per share                   $       11.27(a)
                                                               =============
Class Z:
Net assets                                                     $   2,865,762
Shares outstanding                                                   254,367
                                                               -------------
Net asset value, offering and redemption
   price per share                                             $       11.27
                                                               =============

(a) Redemption price per share is equal to net asset value less any applicable early withdrawal charge.

(b)   On sales of $100,000 or more the offering price is reduced.

Statement of Operations

For the Six Months Ended February 28, 2002
(Unaudited)

Investment Income:
Interest                                                       $  11,700,475
Fee Income                                                           427,986
                                                               -------------
   Total Investment Income                                        12,128,461
Expenses:
Management fee                                                       760,318
Administration fee                                                   337,930
Distribution fee:
   Class A                                                            50,826
   Class B                                                           181,978
   Class C                                                           194,119
Service fee:
   Class A                                                           126,754
   Class B                                                           100,866
   Class C                                                            80,555
Bookkeeping fee                                                       51,039
Transfer agent fee                                                   238,409
Trustees' fee                                                          6,331
Custody fee                                                           27,241
Other expenses                                                       248,409
                                                               -------------
   Total Expenses                                                  2,404,775
Fees and expenses waived or
   reimbursed by Advisor                                            (382,428)
Custody earnings credit                                               (5,962)
                                                               -------------
   Net Operating Expenses                                          2,016,385
Interest expense                                                   1,141,823
Leverage expense                                                     135,128
Commitment fee                                                         3,907
                                                               -------------
   Net Expenses                                                    3,297,243
                                                               -------------
Net Investment Income                                              8,831,218
                                                               -------------
Net Realized and Unrealized
Gain (Loss) on Portfolio Positions:
Net realized loss on investments                                  (6,320,520)
Net change in unrealized
   appreciation/depreciation
   on investments                                                 (4,379,467)
                                                               -------------
   Net Loss                                                      (10,699,987)
                                                               -------------
Net Decrease in Net Assets
   from Operations                                             $  (1,868,769)
                                                               =============

See notes to financial statements.

Statements of Changes in Net Assets

                                                                    (Unaudited)
                                                                     Six Months          Year
                                                                        Ended            Ended
                                                                    February 28,      August 31,
Increase (Decrease) in Net Assets:                                      2002             2001
---------------------------------------------------------------------------------------------------
Operations:
Net investment income                                               $   8,831,218    $  17,580,387
Net realized loss on investments                                       (6,320,520)      (4,289,410)
Net change in unrealized appreciation/depreciation on investments      (4,379,467)      (1,221,225)
                                                                    -------------    -------------
Net Increase (Decrease) from Operations                                (1,868,769)      12,069,752
                                                                    -------------    -------------
Distributions Declared to Shareholders:
From net investment income:
   Class A                                                             (3,775,373)      (9,239,773)
   Class B                                                             (2,872,320)      (4,461,490)
   Class C                                                             (2,232,596)      (3,748,461)
   Class Z                                                               (110,184)        (271,408)
From net realized capital gains:
   Class A                                                                     --           (2,660)
   Class B                                                                     --           (1,284)
   Class C                                                                     --           (1,079)
   Class Z                                                                     --              (78)
                                                                    -------------    -------------
Total Distributions Declared to Shareholders                           (8,990,473)     (17,726,233)
                                                                    -------------    -------------
Share Transactions:
Class A:
   Subscriptions                                                        8,224,831       79,689,906
   Distributions reinvested                                             2,837,526        5,763,206
   Redemptions                                                        (19,145,724)     (28,440,436)
                                                                    -------------    -------------
     Net Increase (Decrease)                                           (8,083,367)      57,012,676
                                                                    -------------    -------------
Class B:
   Subscriptions                                                       11,421,999       62,312,987
   Distributions reinvested                                             2,111,573        2,688,234
   Redemptions                                                         (9,373,243)      (3,024,040)
                                                                    -------------    -------------
     Net Increase                                                       4,160,329       61,977,181
                                                                    -------------    -------------
Class C:
   Subscriptions                                                       14,180,631       59,985,387
   Distributions reinvested                                             1,797,835        2,509,655
   Redemptions                                                        (12,682,420)     (10,204,625)
                                                                    -------------    -------------
     Net Increase                                                       3,296,046       52,290,417
                                                                    -------------    -------------
Class Z:
   Subscriptions                                                               --            1,701
   Distributions reinvested                                               130,916          271,486
                                                                    -------------    -------------
     Net Increase                                                         130,916          273,187
                                                                    -------------    -------------
Net Increase (Decrease) from Share Transactions                          (496,076)     171,553,461
                                                                    -------------    -------------
Total Increase (Decrease) in Net Assets                               (11,355,318)     165,896,980

Net Assets:
Beginning of period                                                   255,931,862       90,034,882
                                                                    -------------    -------------
End of period (including overdistributed net investment
   income of ($43,464) and undistributed net investment
   income of $148,926, respectively)                                $ 244,576,544    $ 255,931,862
                                                                    =============    =============

See notes to financial statements.

                                                                    (Unaudited)
                                                                     Six Months          Year
                                                                        Ended            Ended
                                                                    February 28,      August 31,
                                                                        2002             2001
--------------------------------------------------------------------------------------------------
Changes in Shares:
Class A:
   Subscriptions                                                          725,274        6,664,076
   Issued for distributions reinvested                                    249,547          484,502
   Redemptions                                                         (1,711,638)      (2,412,227)
                                                                    -------------    -------------
     Net Increase (Decrease)                                             (736,817)       4,736,351
                                                                    -------------    -------------
Class B:
   Subscriptions                                                        1,007,048        5,245,222
   Issued for distributions reinvested                                    185,743          227,002
   Redemptions                                                           (837,622)        (257,314)
                                                                    -------------    -------------
     Net Increase                                                         355,169        5,214,910
                                                                    -------------    -------------
Class C:
   Subscriptions                                                        1,247,483        5,037,788
   Issued for distributions reinvested                                    158,165          212,037
   Redemptions                                                         (1,135,038)        (868,234)
                                                                    -------------    -------------
     Net Increase                                                         270,610        4,381,591
                                                                    -------------    -------------
Class Z:
   Subscriptions                                                               --              145
   Issued for distributions reinvested                                     11,516           22,801
                                                                    -------------    -------------
     Net Increase                                                          11,516           22,946
                                                                    -------------    -------------

See notes to financial statements.

Statement of Cash Flows

For the Six Months Ended February 28, 2002 (Unaudited)
Increase (Decrease) in Cash
--------------------------------------------------------------------------------
Cash Flows From
Operating Activities:
   Net Investment Income                                          $   8,831,218

   Adjustments to reconcile net
     investment income to net cash
     provided by operating activities:
     Purchases of investment securities                            (147,852,493)

     Proceeds from disposition of
       investment securities                                        174,504,528
     Purchase of short-term investments, net                         (7,497,821)
     Decrease in interest and fees
       receivable                                                        66,247
     Decrease in receivable for
       expense reimbursement                                            202,037
     Decrease in receivable for
        investments sold                                                  4,954
     Increase in other assets                                           (16,776)
     Increase in deferred facility fees                                   6,908
     Decrease in payable for accrued
       expenses                                                          (4,316)
     Net amortization of premium
       (discount)                                                      (896,390)
     Increase in payable for investments
       purchased                                                         96,178
     Decrease in other liabilities                                      (53,788)
                                                                  -------------
   Net cash provided by operating
     activities                                                      27,390,486

 Cash Flows From Financing Activities:
     Decrease in notes payable                                      (19,000,000)
     Decrease in interest payable                                      (180,823)
     Proceeds from shares sold                                       35,513,290
     Payment of shares redeemed                                     (41,225,676)
     Distributions paid in cash                                      (3,460,152)
                                                                  -------------
   Net cash used in financing activities                            (28,353,361)
                                                                  -------------
   Net Decrease in Cash                                                (962,875)

 Cash:
   Beginning of the period                                            1,116,887
                                                                  -------------
   End of the period                                              $     154,012
                                                                  =============

Non cash financing activities not included herein consists of reinvestments of distributions of $6,877,850.

See notes to financial statements.

Notes to Financial Statements

February 28, 2002 (Unaudited)

Note 1. Accounting Policies

Organization:

Liberty Floating Rate Advantage Fund (the "Fund"), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund authorized an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Investment Valuation and Transactions:

Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, senior loans will be valued by Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group Inc., at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower;
(ii) the current interest rate, the interest rate redetermination period and maturity of such senior loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loan interest may differ significantly from the value that would have been used had there been market activity for that senior loan interest.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Statement of Cash Flows:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at February 28, 2002.

Determination of Class Net Asset Values and Financial Highlights:

All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fee per share applicable to Class A, Class B and Class C shares.

Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At August 31,2001, capital loss carryforwards available were approximately as follows:

              Year of expiration      Capital loss carryforwards
              ------------------      --------------------------
                     2009                      $ 22,035

Additionally, net capital losses of $4,267,376 attributable to transactions occurring after October 31, 2000 are treated as arising on the first day of the next taxable year.

Interest Income, Debt Discount and Premium:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

Effective September 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in a $33,135 decrease in cost of securities and a corresponding $33,135 decrease in net unrealized depreciation, based on securities held by the Fund on March 1, 2001.

The effect of this change for the six months ended February 28, 2002 was to decrease net investment income by $10,280, decrease net unrealized depreciation by $16,122, and decrease net realized loss by $5,842. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Distributions to Shareholders:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Note 2. Fees and Compensation Paid to Affiliates

Management Fee:

The Advisor receives a monthly fee equal to 0.45% annually of the Fund's average daily managed assets.

On November 1, 2001, Liberty Financial Companies, Inc., a former intermediate parent of the Fund's investment advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Fund's investment advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders which became effective upon completion of the sale. This contract is identical to the current contract in all material respects except for its effective and termination dates.

Administration Fee:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average daily managed assets.

Bookkeeping Fee:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $9,389 on sales of the Fund's Class A shares and received early withdrawal charges (EWC) of $25,316, $127,365 and $42,220 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The EWC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, administration fees, service fees, distribution fees, brokerage commissions, interest, commitment fees, leverage fees, taxes and extraordinary expenses, if any) exceed 0.15% of average daily net assets.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 3. Portfolio Information

Investment Activity:

During the six months ended February 28, 2002, purchases and sales of investments, other than short-term obligations, were $147,852,493 and $174,504,528, respectively.

Unrealized appreciation (depreciation) at February 28, 2002, based on cost of investments for federal income tax purposes was approximately:

Gross unrealized appreciation                                     $ 303,229,904
Gross unrealized depreciation                                      (308,965,325)
                                                                  -------------
Net unrealized depreciation                                       $  (5,735,421)
                                                                  -------------

Other:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Tender of Shares

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15(th) day of March, June, September and December, each year, or the next business day if the 15(th) is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the six months ended February 28, 2002, there were two tender offers in November and February. For each tender, the Fund offered to repurchase 12% and 15% respectively of its shares, 11.12% and 4.59% respectively, of shares outstanding were tendered.

Through specific dates in the year 2000, certain classes of the Fund's shares sold were not registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund offered to repurchase these shares at their original sale price in a rescission offer, of which 783,340 shares were repurchased. The Advisor reimbursed these shareholders for any decline in net asset value from the sale date and refunded underwriting discounts on Class A shares repurchased.

Note 5. Senior Loan Participation Commitments

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower.

At February 28, 2002, the following sets forth the selling participants with respect to interests in senior loans purchased by the Portfolio on a participation basis.

Selling                                            Principal
Participant                                          Amount              Value
-----------                                          ------              -----

JPMorgan Chase:
Revolver                                           $1,832,724           $453,599
Facility A                                            324,871             80,257
Facility B                                            561,352            138,935
Facility C                                            561,352            138,934

Note 6. Loan Agreement

At February 28, 2002, the Fund had one term loan outstanding with Bank of America Illinois, totaling $69,000,000, which bore interest at 1.87% per annum. The average daily loan balance was $90,765,193 at a weighted average interest rate of 1.51%. The Fund is required to maintain certain asset coverage with respect to the loans.

Note 7. Unfunded Loan Commitments

As of February 28, 2002, the Portfolio had unfunded loan commitments of $6,238,879, which could be extended at the option of the Borrower.

                                                                       Unfunded
Borrower                                                              Commitment
--------                                                              ----------
Aftermarket Technology                                                $  500,000
Bridge Information Systems, Inc.                                           3,869
Insight Health                                                         2,000,000
Libbey Glass Inc.                                                      1,500,000
Loews Cineplex Entertainment Corp.                                        12,898
LTV Corp.                                                                249,739
Mail-Well l Corp.                                                        251,455
Noveon, Inc.                                                             625,000
Riverwood International Corp.                                          1,020,833
Sun Healthcare Group, Inc.                                                75,085
                                                                      ----------
                                                                      $6,238,879
                                                                      ----------

Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                      Six Months Ended         Year Ended       Period Ended
                                                         February 28,           August 31,        August 31,
                                                      ------------------------------------------------------
Class A Shares                                               2002                  2001            2000 (a)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $     11.74           $     12.09       $     12.00
                                                         -----------           -----------       -----------
Income from Investment Operations:
Net investment income                                           0.46(b)(c)            1.10(c)           0.64
Net realized and unrealized gain (loss) on
investments                                                    (0.51)(b)             (0.32)             0.07
                                                         -----------           -----------       -----------
     Total from Investment Operations                          (0.05)                 0.78              0.71
                                                         -----------           -----------       -----------
Less Distributions Declared to Shareholders:
From net investment income                                     (0.42)                (1.13)            (0.62)
From net realized gains                                           --                    --(d)             --
                                                         -----------           -----------       -----------
     Total Distributions Declared to Shareholders              (0.42)                (1.13)            (0.62)
                                                         -----------           -----------       -----------
Net Asset Value, End of Period                           $     11.27           $     11.74       $     12.09
                                                         ===========           ===========       ===========
Total return (e)(f)                                          (0.38)%(g)              6.71%             6.04%(g)
                                                         ===========           ===========       ===========
Ratios to Average Net Assets:
Operating expenses (h)                                         1.49%(i)              1.37%             1.01%(i)
Interest and commitment fees expenses                          0.92%(i)              2.04%             1.91%(i)
Net expenses (h)                                               2.41%(i)              3.41%             2.92%(i)
Net investment income (h)                                      8.25%(b)(i)           9.24%             9.49%(i)
Waiver/reimbursement                                           0.31%(i)              0.32%             1.41%(i)
Portfolio turnover rate                                          45%(g)                65%                8%(g)
Net assets, end of period (000's)                        $    95,762           $   108,399       $    54,402

(a)   The Fund commenced investment operations on January 13, 2000.
(b) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 had no impact to the per share, ratios and supplemental data. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d)   Rounds to less than $0.01.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or early withdrawal sales charge.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)   Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)   Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                      Six Months Ended         Year Ended       Period Ended
                                                         February 28,           August 31,        August 31,
                                                      ------------------------------------------------------
Class B Shares                                               2002                  2001             2000 (a)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $    11.74            $    12.07        $    12.00
                                                          ----------            ----------        ----------
Income from Investment Operations:
Net investment income                                           0.44(b)(c)            1.05(c)           0.62
Net realized and unrealized gain (loss) on
investments                                                    (0.51)(b)             (0.30)             0.05
                                                          ----------            ----------        ----------
     Total from Investment Operations                          (0.07)                 0.75              0.67
                                                          ----------            ----------        ----------
Less Distributions Declared to Shareholders:
From net investment income                                     (0.40)                (1.08)            (0.60)
From net realized gains                                           --                    --(d)             --
                                                          ----------            ----------        ----------
     Total Distributions Declared to Shareholders              (0.40)                (1.08)            (0.60)
                                                          ----------            ----------        ----------
Net Asset Value, End of Period                            $    11.27            $    11.74        $    12.07
                                                          ==========            ==========        ==========
Total return (e)(f)                                          (0.55)%(g)              6.52%             5.69%(g)
                                                          ==========            ==========        ==========
Ratios to Average Net Assets:
Operating expenses (h)                                         1.84%(i)              1.72%             1.36%(i)
Interest and commitment fees expenses                          0.92%(i)              2.04%             1.91%(i)
Net expenses (h)                                               2.76%(i)              3.76%             3.27%(i)
Net investment income (h)                                      7.90%(b)(i)           8.89%             9.14%(i)
Waiver/reimbursement                                           0.31%(i)              0.32%             1.41%(i)
Portfolio turnover rate                                          45%(g)                65%                8%(g)
Net assets, end of period (000's)                         $   81,386            $   80,609        $   19,964

(a)   The Fund commenced investment operations on January 13, 2000.
(b) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 had no impact to the per share, ratios and supplemental data. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d)   Rounds to less than $0.01.
(e) Total return at net asset value assuming all distributions reinvested and no early withdrawal sales charge.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)   Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)   Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                          (Unaudited)
                                                       Six Months Ended        Year Ended       Period Ended
                                                          February 28,          August 31,        August 31,
                                                       -----------------------------------------------------
Class C Shares                                               2002                  2001             2000 (a)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $    11.74            $    12.07        $    12.00
                                                          ----------            ----------        ----------
Income from Investment Operations:
Net investment income                                           0.44(b)(c)            1.03(c)           0.61
Net realized and unrealized gain (loss) on
investments                                                    (0.52)(b)             (0.30)             0.05
                                                          ----------            ----------        ----------
     Total from Investment Operations                          (0.08)                 0.73              0.66
                                                          ----------            ----------        ----------
Less Distributions Declared to Shareholders:
From net investment income                                     (0.39)                (1.06)            (0.59)
From net realized gains                                           --                    --(d)             --
                                                          ----------            ----------        ----------
     Total Distributions Declared to Shareholders              (0.39)                (1.06)            (0.59)
Net Asset Value, End of Period                            $    11.27            $    11.74        $    12.07
                                                          ==========            ==========        ==========
Total return (e)(f)                                         (0.63)%(g)               6.35%             5.62%(g)
                                                          ==========            ==========        ==========
Ratios to Average Net Assets:
Operating expenses (h)                                         1.99%(i)              1.87%             1.51%(i)
Interest and commitment fees expenses                          0.92%(i)              2.04%             1.91%(i)
Net expenses (h)                                               2.91%(i)              3.91%             3.42%(i)
Net investment income (h)                                      7.75%(b)(i)           8.74%             8.99%(i)
Waiver/reimbursement                                           0.31%(i)              0.32%             1.41%(i)
Portfolio turnover rate                                          45%(g)                65%                8%(g)
Net assets, end of period (000's)                         $   64,563            $   64,074        $   13,013

(a)   The Fund commenced investment operations on January 13, 2000.
(b) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 had no impact to the per share, ratios and supplemental data. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d)   Rounds to less than $0.01.
(e) Total return at net asset value assuming all distributions reinvested and no early withdrawal sales charge.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)   Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)   Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                      Six Months Ended        Year Ended        Period Ended
                                                         February 28,          August 31,        August 31,
                                                      ------------------------------------------------------
Class Z Shares                                               2002                  2001             2000 (a)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $    11.74            $    12.08        $    12.00
                                                          ----------            ----------        ----------
Income from Investment Operations:
Net investment income                                           0.48(b)(c)            1.14(c)           0.67
Net realized and unrealized gain (loss) on
investments                                                    (0.51)(b)             (0.31)             0.05
                                                          ----------            ----------        ----------
     Total from Investment Operations                          (0.03)                 0.83              0.72
                                                          ----------            ----------        ----------
Less Distributions Declared to Shareholders:
From net investment income                                     (0.44)                (1.17)            (0.64)
From net realized gains                                           --                    --(d)             --
                                                          ----------            ----------        ----------
     Total Distributions Declared to Shareholders              (0.44)                (1.17)            (0.64)
Net Asset Value, End of Period                            $    11.27            $    11.74        $    12.08
                                                          ==========            ==========        ==========
Total return (e)(f)                                          (0.21)%(g)               7.17%             6.11%(g)
                                                          ==========            ==========        ==========
Ratios to Average Net Assets:
Operating expenses (h)                                         1.14%(i)              1.02%             0.66%(i)
Interest and commitment fees expenses                          0.92%(i)              2.04%             1.91%(i)
Net expenses (h)                                               2.06%(i)              3.06%             2.57%(i)
Net investment income (h)                                      8.60%(b)(i)           9.59%             9.84%(i)
Waiver/reimbursement                                           0.31%(i)              0.32%             1.41%(i)
Portfolio turnover rate                                          45%(g)                65%                8%(g)
Net assets, end of period (000's)                         $    2,866            $    2,850        $    2,656

(a)   The Fund commenced investment operations on January 13, 2000.
(b) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 had no impact to the per share, ratios and supplemental data. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d)   Rounds to less than $0.01.
(e)   Total return at net asset value assuming all distributions reinvested.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)   Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)   Annualized.

Shareholder Meeting Results

On September 26, 2001, a Special Meeting of Shareholders of the Liberty Floating Rate Advantage Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 20,708,461 shares outstanding. The votes cast were as follows:

                                                                     % of Shares to            % of Shares to
Proposal 1: To approve a new                                          Total Shares              Total Shares
investment advisory agreement:             Shares                      Outstanding                  Voted
------------------------------             ------                      -----------                  -----
For                                     13,662,550                        65.98%                    97.66%
Against                                    140,575                         0.68%                     1.00%
Abstain                                    187,074                         0.90%                     1.34%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Transfer Agent

Important Information About This Report

The Transfer Agent for Liberty Floating Rate Advantage Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081
800-345-6611

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Floating Rate Advantage Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:

Liberty Floating Rate Advantage Fund

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Floating Rate Advantage Fund   Semiannual Report, February 28, 2002

                                                                ------------
                                                                U.S. Postage
                                                                    PAID
                                                                Holliston, MA
                                                                  Permit NO.
                                                                ------------

[LOGO] LibertyFunds
       A member of Columbia Management Group

       (C) 2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621

                                                 762-03/125J-0302 (04/02) 02/540